UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 10, 2008 to October 10, 2008

Commission File Number of issuing entity: 333-130755-12

Banc of America Commercial Mortgage Trust 2008-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130755

Banc of America Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

32-0259901
32-0259902
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

(312) 904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-SB, A-4, A-1A, A-M, and A-J.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Banc of America Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(b) 99.1
Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 08-Oct-2008 - 12:54.

SIGNATURES*
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Commercial Mortgage Inc.

Date:	October 17, 2008	/s/ Peter Cookson
Peter Cookson
Senior Vice President